iShares
®
MSCI Indonesia ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  42 .0%
Bank Aladin Syariah Tbk PT
(a)
................ 26,573,000 $ 353,910
Bank Central Asia Tbk PT ................... 160,684,490 51,345,689
Bank Jago Tbk PT
(a)
....................... 21,275,000 1,406,663
Bank Mandiri Persero Tbk PT ................ 109,935,820 25,103,402
Bank Negara Indonesia Persero Tbk PT ......... 50,407,016 10,431,570
Bank Rakyat Indonesia Persero Tbk PT .......... 185,072,354 30,578,505
Bank Tabungan Negara Persero Tbk PT
(a)
........ 28,661,126 2,037,027
121,256,766
a
Broadline Retail  —  4 .9%
Bukalapak.com PT Tbk
(a)
.................... 209,135,500 1,426,696
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 3,519,292,200 9,846,928
Mitra Adiperkasa Tbk PT .................... 35,509,900 2,970,483
14,244,107
a
Capital Markets  —  0 .6%
Pacific Strategic Financial Tbk PT
(a)
............ 31,475,000 1,728,755
Pool Advista Indonesia Tbk PT
(a) (b)
............. 7,126,300 —
1,728,755
a
Chemicals  —  3 .8%
Avia Avian Tbk PT ........................ 69,133,100 1,346,297
Barito Pacific Tbk PT
(a)
..................... 75,931,455 8,233,193
ESSA Industries Indonesia Tbk PT
(a)
............ 39,484,200 1,478,726
11,058,216
a
Construction & Engineering  —  0 .1%
Inovisi Infracom Tbk PT
(a) (b)
.................. 9,476,400 —
Waskita Karya Persero Tbk PT
(a) (b)
............. 61,414,619 219,343
Wijaya Karya Persero Tbk PT
(a) (b)
.............. 20,339,300 145,794
365,137
a
Construction Materials  —  1 .1%
Indocement Tunggal Prakarsa Tbk PT ........... 5,668,944 1,553,489
Semen Indonesia Persero Tbk PT ............. 17,580,341 1,663,951
3,217,440
a
Consumer Finance  —  0 .5%
BFI Finance Indonesia Tbk PT ................ 35,244,700 1,360,875
a
Consumer Staples Distribution & Retail  —  1 .3%
Sumber Alfaria Trijaya Tbk PT ................ 57,312,700 3,688,282
a
Diversified Telecommunication Services  —  8 .4%
Dayamitra Telekomunikasi PT ................ 21,734,300 632,448
Sarana Menara Nusantara Tbk PT ............. 81,714,400 1,737,631
Telkom Indonesia Persero Tbk PT ............. 129,534,290 21,807,272
24,177,351
a
Entertainment  —  0 .7%
MD Entertainment Tbk PT
(a)
.................. 17,441,820 2,098,484
MNC Digital Entertainment Tbk PT
(a)
............ 1,911,400 43,854
2,142,338
a
Food Products  —  5 .9%
Astra Agro Lestari Tbk PT ................... 243,700 88,343
Charoen Pokphand Indonesia Tbk PT ........... 25,300,725 6,045,556
Cisarua Mountain Dairy PT TBK ............... 5,593,300 1,511,787
Indofood Sukses Makmur Tbk PT .............. 16,156,830 6,261,111
Inti Agri Resources Tbk PT
(a) (b)
................ 190,840,700 —
Japfa Comfeed Indonesia Tbk PT .............. 22,970,800 3,151,780
17,058,577
a
Security Shares Value
a
Gas Utilities  —  1 .5%
Perusahaan Gas Negara Persero Tbk PT ........ 41,919,707 $ 4,283,329
a
Health Care Providers & Services  —  0 .8%
Medikaloka Hermina Tbk PT ................. 28,502,300 1,507,256
Mitra Keluarga Karyasehat Tbk PT ............. 7,150,400 647,551
2,154,807
a
Industrial Conglomerates  —  3 .7%
Astra International Tbk PT ................... 38,200,130 10,688,341
a
Marine Transportation  —  0 .9%
Trada Alam Minera Tbk PT
(a) (b)
................ 163,879,000 —
Transcoal Pacific Tbk PT .................... 4,080,600 2,477,589
2,477,589
a
Media  —  1 .2%
Elang Mahkota Teknologi Tbk PT .............. 53,435,800 1,839,005
Solusi Sinergi Digital Tbk PT ................. 13,906,000 1,594,753
3,433,758
a
Metals & Mining  —  6 .3%
Bumi Resources Minerals Tbk PT
(a)
............. 223,448,000 7,434,849
Merdeka Copper Gold Tbk PT
(a)
............... 35,964,206 5,216,280
Petrosea Tbk PT
(a)
........................ 11,877,300 3,102,427
Vale Indonesia Tbk PT ..................... 9,594,300 2,536,254
18,289,810
a
Oil, Gas & Consumable Fuels  —  10 .1%
Adaro Andalan Indonesia PT ................. 7,022,800 3,301,148
AKR Corporindo Tbk PT .................... 34,397,400 2,377,212
Alamtri Resources Indonesia Tbk PT ............ 34,591,139 4,450,740
Bukit Asam Persero Tbk PT .................. 17,250,900 2,684,576
Bumi Resources Tbk PT
(a)
................... 469,895,400 4,415,378
Energi Mega Persada Tbk PT
(a)
............... 60,221,600 4,556,402
Indo Tambangraya Megah Tbk PT ............. 1,564,900 1,935,327
Medco Energi Internasional Tbk PT ............. 27,784,186 1,873,550
Raharja Energi Cepu PT .................... 4,784,700 1,418,660
Rukun Raharja Tbk PT ..................... 6,895,500 1,443,154
Sugih Energy Tbk PT
(a) (b)
.................... 39,886,700 —
United Tractors Tbk PT ..................... 430,396 552,145
29,008,292
a
Paper & Forest Products  —  1 .5%
Indah Kiat Pulp & Paper Tbk PT ............... 8,453,900 3,627,038
Pabrik Kertas Tjiwi Kimia Tbk PT .............. 2,398,000 748,117
Sekawan Intipratama Tbk PT
(a) (b)
............... 30,572,100 —
4,375,155
a
Personal Care Products  —  0 .1%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT .... 10,875,137 234,004
a
Pharmaceuticals  —  1 .1%
Kalbe Farma Tbk PT ...................... 70,059,185 3,019,847
a
Real Estate Management & Development  —  1 .8%
Bumi Serpong Damai Tbk PT
(a)
............... 21,899,822 772,380
Ciputra Development Tbk PT ................. 42,611,313 1,538,013
Hanson International Tbk PT
(a) (b)
............... 372,896,535 —
MNC Tourism Indonesia Tbk PT
(a)
.............. 257,261,500 1,353,250
Pakuwon Jati Tbk PT ...................... 93,723,877 1,520,981
Rimo International Lestari Tbk PT
(a) (b)
........... 54,096,000 —
5,184,624
a
Specialty Retail  —  0 .7%
Map Aktif Adiperkasa PT .................... 52,156,400 1,867,940
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Shares Value
a
Tobacco  —  0 .7%
Gudang Garam Tbk PT ..................... 2,246,900 $ 2,135,588
a
Transportation Infrastructure  —  0 .5%
Jasa Marga Persero Tbk PT ................. 9,056,408 1,525,697
a
Wireless Telecommunication Services  —  1 .1%
XLSMART Telecom Sejahtera Tbk PT ........... 20,737,900 3,284,178
a
a
Total Long-Term Investments — 101.3%
(Cost: $ 455,254,607 ) ................................ 292,260,803
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 832,605 $ 832,605
a
Total Short-Term Securities — 0.3%
(Cost: $ 832,605 ) ................................... 832,605
Total Investments — 101.6%
(Cost: $ 456,087,212 ) ................................ 293,093,408
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (4,573,480)
Net Assets — 100.0% ................................. $ 288,519,928
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 240,000  $ 592,605
(a)
$ —  $ —  $ —  $ 832,605  832,605  $ 8,845  $ —
(a)
Represents net amount purchased (sold).

iShares
®
MSCI Indonesia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 71,360,822  $ 220,534,844  $ 365,137  $ 292,260,803
Short-Term Securities
Money Market Funds ...................................... 832,605  —  —  832,605
$ 72,193,427  $ 220,534,844  $ 365,137  $ 293,093,408
Fair Value Hierarchy as of Period End (continued)